Plant and Equipment - Schedule of Plant and Equipment (Details) - Free Share X-Change Limited (Anguilla) [Member] - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Computer software and hardware	$ 47,610	$ 47,618
Accumulated depreciation	(11,505)	(5,500)
Plant and equipment, net	$ 36,105	$ 42,118